Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2018	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities
Net income					$ 2,533		$ 8,302	$ 7,783
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation					3,129		497	13
Cash Flows From Financing Activities
Dividend payments	$ (1,425)
Non-Cash Investing and Financing Activities
Accrued dividends on Series A Preferred Stock					(1,425)		(15,000)
Successor [Member]
Cash Flows From Operating Activities
Net income			$ 1,842		2,533
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation			2,621		3,100
Bad debt expense					152
Depreciation and amortization of property and equipment			1,897		2,166
Amortization of intangible assets			794		926
Amortization of debt discount and paid-in-kind interest					449
Gain on sale of property and equipment			(10)		(10)
Deferred income taxes
Changes in operating assets and liabilities:
Receivables					(7,970)
Inventories					9,154
Prepaid expenses and other					(638)
Income tax receivable/payable					(1,151)
Other assets					(74)
Accounts payable, accrued expenses and other liabilities					(5,490)
Total Adjustments					643
Net Cash Provided By Operating Activities					3,176
Cash Flows From Investing Activities
Cash paid for purchase of Lazy Days' R.V. Center, Inc.					(86,178)
Cash acquired in the purchase of Lazy Days' R.V. Center, Inc.					9,188
Proceeds from sales of property and equipment					35
Purchases of property and equipment					(568)
Net Cash Used In Investing Activities					(77,523)
Cash Flows From Financing Activities
Net borrowings under M&T bank floor plan					96,677
Repayment of Bank of America floor plan					(96,740)
Net (repayments)/borrowings under floor plan
Repayments of line of credit
Repayments under long term debt with Bank of America					(8,820)
Borrowings under long term debt with M&T bank					20,000
Repayment of long term debt with M&T bank					(725)
Net proceeds from the issuance of Series A preferred stock and warrants					57,650
Net proceeds from the issuance of common stock and warrants					32,719
Repayments of financing liability					(140)
Dividend payments
Repayments of notes payable to Andina related parties					(761)
Payment of contingent liability - RV America acquisition
Loan issuance costs					(615)
Net Cash Provided by (Used In) Financing Activities					99,245
Net Increase (Decrease) In Cash					24,898
Cash - Beginning	$ 35,569
Cash - Ending			$ 35,569		35,569
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for interest					2,484
Cash paid during the year for income taxes net of refunds received					2,776
Non-Cash Investing and Financing Activities
Rental vehicles transferred to inventory, net					67
Conversion of Andina redeemable common stock to common stock of Lazydays Holdings, Inc.					4,910
Rental equipment purchased under floor plan
Accrued dividends on Series A Preferred Stock					1,425
Beneficial conversion feature on Series A Preferred Stock					3,392
Warrants issued to Series A Preferred stockholders and investment bank					2,660
Common stock issued to former stock holders of Lazy Days' R.V. Center, Inc.					29,400
Net assets acquired in the acquisition of Lazy Days' R.V. Center, Inc.					$ 106,391
Predecessor [Member]
Cash Flows From Operating Activities
Net income		$ 2,336		$ 3,628		$ 7,603
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation		140				241
Bad debt expense						171
Depreciation and amortization of property and equipment		1,058		1,349		2,696
Amortization of intangible assets		154		185		372
Amortization of debt discount and paid-in-kind interest		136				286
Gain on sale of property and equipment		(1)		(25)		(25)
Deferred income taxes		630
Changes in operating assets and liabilities:
Receivables		5,143				(9,828)
Inventories		1,435				28,224
Prepaid expenses and other		44				752
Income tax receivable/payable		(3,573)				1,722
Other assets		18				39
Accounts payable, accrued expenses and other liabilities		2,463				(1,954)
Total Adjustments		7,647				22,696
Net Cash Provided By Operating Activities		9,983				30,299
Cash Flows From Investing Activities
Cash paid for purchase of Lazy Days' R.V. Center, Inc.
Cash acquired in the purchase of Lazy Days' R.V. Center, Inc.
Proceeds from sales of property and equipment						122
Purchases of property and equipment		(694)				(1,396)
Net Cash Used In Investing Activities		(694)				(1,274)
Cash Flows From Financing Activities
Net borrowings under M&T bank floor plan
Repayment of Bank of America floor plan
Net (repayments)/borrowings under floor plan		(12,272)				(7,681)
Repayments of line of credit						(3,000)
Repayments under long term debt with Bank of America		(310)				(929)
Borrowings under long term debt with M&T bank
Repayment of long term debt with M&T bank
Net proceeds from the issuance of Series A preferred stock and warrants
Net proceeds from the issuance of common stock and warrants
Repayments of financing liability		(144)				(228)
Dividend payments						(15,000)
Repayments of notes payable to Andina related parties
Payment of contingent liability - RV America acquisition		(667)				(1,333)
Loan issuance costs						(139)
Net Cash Provided by (Used In) Financing Activities		(13,393)				(28,310)
Net Increase (Decrease) In Cash		(4,104)				715
Cash - Beginning		13,292				4,158	4,158
Cash - Ending		9,188		$ 4,873		4,873	$ 13,292	$ 4,158
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for interest		2,182				4,372
Cash paid during the year for income taxes net of refunds received		3,587				3,059
Non-Cash Investing and Financing Activities
Rental vehicles transferred to inventory, net		89
Conversion of Andina redeemable common stock to common stock of Lazydays Holdings, Inc.
Rental equipment purchased under floor plan		2,911
Accrued dividends on Series A Preferred Stock
Beneficial conversion feature on Series A Preferred Stock
Warrants issued to Series A Preferred stockholders and investment bank
Common stock issued to former stock holders of Lazy Days' R.V. Center, Inc.
Net assets acquired in the acquisition of Lazy Days' R.V. Center, Inc.